12. EQUITY (Details) - Warrants	12 Months Ended
Sep. 30, 2019 $ / shares shares
Shares
Outstanding at beginning of period	15,473,398
Issued	2,853,359
Exercised	(509,656)
Forfeited	0
Expired	(70,011)
Outstanding at end of period	1,747,090
Exerciseable at end of period	1,747,090
Weighted Average Exercise Price:
Outstanding at beginning of period | $ / shares	$ .326
Issued | $ / shares	1.179
Exercised | $ / shares	(.250)
Forfeited | $ / shares	.000
Expired | $ / shares	(3.083)
Outstanding at end of period | $ / shares	$ .455